Interest-bearing liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Interest-bearing liabilities
Interest-bearing liabilities

					Carrying amount EURm(5)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2019	2018
Nokia Corporation	6.75% Senior Notes(1)	EUR	231	February 2019	–	232
Nokia Corporation	5.375% Senior Notes(2)	USD	581	May 2019	–	507
Nokia Corporation	1.00% Senior Notes	EUR	500	March 2021	499	499
Nokia Corporation	3.375% Senior Notes	USD	500	June 2022	445	423
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2024	766	750
Nokia Corporation	NIB R&D loan(3)	EUR	250	May 2025	250	–
Nokia Corporation	2.00% Senior Notes(4)	EUR	750	March 2026	765	–
Nokia Corporation	4.375% Senior Notes	USD	500	June 2027	452	415
Nokia of America Corporation	6.50% Senior Notes	USD	74	January 2028	66	65
Nokia of America Corporation	6.45% Senior Notes	USD	206	March 2029	185	182
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	517	455
Nokia Corporation and various subsidiaries	Other liabilities				332	292
Total					4 277	3 820

(1)In February 2019, the Group repaid its EUR 231 million 6.75% Senior Notes.

(2)In May 2019, the Group repaid its USD 581 million 5.375% Senior Notes.

(3)In May 2019, the Group drew an amortizing loan from Nordic Investment Bank (NIB). The loan is repayable in three equal installments in 2023, 2024 and 2025.

(4)In March 2019, the Group issued EUR 750 million 2.00% Senior Notes due 2026 under its EUR 5 billion Euro Medium-Term Note Programme.

(5)Carrying amount includes EUR 138 million (EUR 11 million in 2018) of fair value adjustments related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective Senior Notes.

Schedule of credit facilities and funding programs

					Utilized
Committed / Uncommited	Financing arrangement	Currency	Nominal (million)	2019		2018
Committed	Revolving Credit Facility(1)	EUR	1 500	–		–
Committed	EIB R&D Loan Facility(2)	EUR	500	–		–
Uncommitted	Finnish Commercial Paper Programme	EUR	750	–		–
Uncommitted	Euro Medium-Term Note Programme(3)	EUR	5 000	2 000		1 250
Total				2 000		1 250

(1)In June 2019, the Group refinanced its EUR 1 579 million revolving credit facility maturing in 2020 with EUR 1 500 million five-year revolving credit facility with two one-year extension options.

(2)The loan facility of EUR 500 million with the European Investment Bank (EIB) was signed in August 2018 and will have an average maturity of approximately five years after disbursement. The facility has not been disbursed as of December 31, 2019, and the availability period ends in February 2020.

(3)All euro-denominated bonds are issued under Euro Medium-Term Note Programme.

Schedule of significant hedging instruments

					Fair values EURm
Entity	Instrument(1)	Currency	Notional (million)	Maturity	2019	2018
Nokia Corporation	Cross currency swaps	USD	581	May 2019	–	(29)
Nokia Corporation	Cross currency swaps(2)	USD	500	June 2022	(11)	(16)
Nokia Corporation	Interest rate swaps(3)	EUR	–	March 2024	–	7
Nokia Corporation	Cross currency swaps(2)	USD	500	June 2027	(18)	(22)
Nokia Corporation	Cross currency swaps(2)	USD	400	May 2039	(20)	20
Total					(49)	(40)

(1)All cross currency swaps and interest rate swaps are fixed-to-floating swaps.

(2)In 2019, the Group unwound EUR/USD cross currency swaps and re-entered into equivalent swaps with different pricing levels to retain both foreign exchange and interest rate risk positions otherwise unchanged. Hedge accounting was discontinued and new hedge relationships were defined for the new EUR/USD cross currency swaps.

(3)In 2019, the Group fixed the interest rate of EUR 750 million 2.00% Senior Notes due March 2024 by unwinding fixed-to-floating interest rate swaps.

Schedule of borrowing changes

	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings(1)	Total
As of January 1, 2018	3 457	309	135	3 901
Cash flows	28	2	92	122
Non-cash changes:
Changes in foreign exchange rates	89	(1)	(138)	(50)
Changes in fair value	(4)	–	(32)	(36)
Reclassification between long-term and short-term	(739)	739	–	–
Other	(5)	(55)	–	(60)
As of December 31, 2018	2 826	994	57	3 877
Cash flows	253	40	20	313
Non-cash changes:
Changes in foreign exchange rates	43	1	(25)	19
Changes in fair value	131	–	(142)	(11)
Reclassification between long-term and short-term	738	(738)	–	–
Other(2)	(6)	(5)	140	129
As of December 31, 2019	3 985	292	50	4 327